LICENSE AGREEMENTS (Details)				1 Months Ended					3 Months Ended										9 Months Ended			12 Months Ended
	Aug. 05, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jul. 30, 2020 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Organization And Basis Of Presentation
License and related revenue									$ 40,000,000			$ 0							$ 40,000,000		$ 6,544,000	$ 26,544,000		$ 11,236,000	$ 0
Transaction price							$ 11,200,000									$ 11,200,000		$ 11,200,000						11,200,000
Qilu Pharmaceutical Co., Ltd. | Licensing Agreements
Organization And Basis Of Presentation
Potential milestone payments														$ 23,000,000
License and related revenue					$ 900,000		$ 11,200,000						$ 900,000	2,800,000				$ 11,200,000
Upfront payment			$ 12,000,000			$ 12,000,000																		12,000,000
Total milestone payments			$ 23,000,000
Royalty payment, percentage			12.00%
Business combination, milestone payments														3,000,000
University of Zurich
Organization And Basis Of Presentation
Royalty payment obligation, percent																			4.00%	4.00%		4.00%	4.00%
Third party maximum ownership, percent																			10.00%	10.00%		10.00%	10.00%
Third party minimum ownership, percent																			2.00%	2.00%		2.00%	2.00%
Expenses related to achievement of development milestone												$ 500,000				300,000						$ 500,000		300,000
University of Zurich | Collaborative Arrangement, Revenue Based on Clinical Development Milestone
Organization And Basis Of Presentation
License agreement, amount payable upon achievement of specified milestone																			$ 500,000			$ 500,000
Micromet AG
Organization And Basis Of Presentation
Royalty payment obligation, percent																			3.50%	3.50%		3.50%	3.50%
Expenses related to achievement of development milestone										$ 900,000	€ 700,000			600,000	€ 500,000	900,000	€ 700,000
Potential milestone payments																			$ 2,400,000	€ 2,400,000		$ 2,700,000	€ 2,400,000
License agreement, royalty payment, reduction, conditions not met																			1.50%	1.50%		1.50%	1.50%
License maintenance fees																			$ 48,987	€ 50,000		$ 56,625	€ 50,000
XOMA Ireland Limited
Organization And Basis Of Presentation
License agreement, amount payable upon achievement of specified milestone																			$ 250,000			$ 250,000
Royalty payment obligation, percent																			2.50%	2.50%		2.50%	2.50%
Third party maximum ownership, percent																			50.00%	50.00%		50.00%	50.00%
Third party minimum ownership, percent																			1.75%	1.75%		1.75%	1.75%
Roche
Organization And Basis Of Presentation
Other receivable, asset purchase agreement									30,000,000										$ 30,000,000
Payments to company upon execution of the Roche Asset Purchase Agreement				$ 40,000,000
Variable consideration									$ 30,000,000										$ 30,000,000
Roche | EBI-031
Organization And Basis Of Presentation
License and related revenue								$ 20,000,000		20,000,000
Other receivable, asset purchase agreement				$ 70,000,000
Qilu Pharmaceutical Co., Ltd.
Organization And Basis Of Presentation
Royalty period			12 years
MENA License Agreement | Licensing Agreements
Organization And Basis Of Presentation
License and related revenue														$ 1,500,000
Upfront payment		$ 3,000,000
Transaction price										$ 1,500,000						$ 1,500,000						$ 1,500,000		$ 1,500,000
Royalty revenue, percentage																50								50
Eczacibasi Pharmaceuticals Marketing Agreement
Organization And Basis Of Presentation
Potential milestone payments	$ 2,000,000.0
Transaction price	$ 1,500,000
Eczacibasi Pharmaceuticals Marketing Agreement | TURKEY
Organization And Basis Of Presentation
Royalty revenue, percentage	30